Long-Term Loans, Net Of Current Maturities	12 Months Ended
Dec. 31, 2016
Loans Payable, Noncurrent [Abstract]
Long-Term Loans, Net Of Current Maturities
LONG-TERM LOANS, NET OF CURRENT MATURITIES

				December 31,
	Currency	Interest %	Years of maturity	2016	2015
Long-term loans (*)	USD	Libor + 1.15%	1	$118,550	$118,550
	NIS (**)	2.56% - Libor + 1.35%	mainly 1	47,317	94,790
	Other			—	709
				165,867	214,049
Less: current maturities				165,392	48,078
				$475	$165,971

(*)    For covenants see Note 20(F).
(**)    Includes derivative instrument defined as hedge accounting. See Note 2(Y) and Note 2(AA).

As of December 31, 2016, the LIBOR semi-annual rate for long-term loans denominated in U.S. dollars was 1.317%.

The maturities of these loans for periods after December 31, 2016, are as follows:

2017 - current maturities	$165,392
2018	—
2019	—
2020 and after	475
$165,867